Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Called up share capital and share premium	Other equity instru-ments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Total share-holders’ equity	Non- controlling interests
Equity beginning of period at Dec. 31, 2017		$ 196,224	$ 20,337	$ 22,250	$ 139,414	$ (1,371)	$ (222)	$ (19,072)	$ 27,308	$ 188,644	$ 7,580
Profit for the period		8,416			7,748					7,748	668
Other comprehensive expense for the period, net of tax		(3,030)			1,589	(273)	(66)	(4,194)		(2,944)	(86)
– debt instruments at fair value through other comprehensive income		(265)				(264)				(264)	(1)
– equity instruments designated at fair value through other comprehensive income		(30)				(9)				(9)	(21)
– cash flow hedges		(68)					(66)			(66)	(2)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		1,345			1,346					1,346	(1)
– remeasurement of defined benefit asset/liability		297			300					300	(3)
– share of other comprehensive income of associates and joint ventures		(57)			(57)					(57)
– effects of hyperinflation		0
– exchange differences		(4,252)						(4,194)		(4,194)	(58)
Total comprehensive income for the period		5,386			9,337	(273)	(66)	(4,194)		4,804	582
Shares issued under employee remuneration and share plans		12	582		(570)					12
Shares issued in lieu of dividends and amounts arising thereon		606			606					606
Capital securities issued	[1]	4,150		4,150						4,150
Dividends to shareholders		(7,365)			(6,904)					(6,904)	(461)
Redemption of securities	[2]	(6,064)		(5,827)	(237)					(6,064)
Cost of share-based payment arrangements		274			274					274
Cancellation of shares	[3]	(2,000)	(986)		(1,014)					(2,000)
Other movements		71			2	83				85	(14)
Equity end of period at Jun. 30, 2018		191,294	19,933	20,573	140,908	(1,561)	(288)	(23,266)	27,308	183,607	7,687
Profit for the period		6,609			5,979					5,979	630
Other comprehensive expense for the period, net of tax		(1,640)			1,176	28	82	(2,867)		(1,581)	(59)
– debt instruments at fair value through other comprehensive income		22				19				19	3
– equity instruments designated at fair value through other comprehensive income		3				9				9	(6)
– cash flow hedges		87					82			82	5
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		1,502			1,501					1,501	1
– remeasurement of defined benefit asset/liability		(626)			(601)					(601)	(25)
– share of other comprehensive income of associates and joint ventures		(7)			(7)					(7)
– effects of hyperinflation		283			283					283
– exchange differences		(2,904)						(2,867)		(2,867)	(37)
Total comprehensive income for the period		4,969			7,155	28	82	(2,867)		4,398	571
Shares issued under employee remuneration and share plans		99	139		(40)					99
Shares issued in lieu of dividends and amounts arising thereon		888			888					888
Capital securities issued	[1]	1,818		1,818						1,818
Dividends to shareholders		(4,892)			(4,643)					(4,643)	(249)
Redemption of securities	[2]	(24)		(24)						(24)
Transfers	[4]				(2,200)				2,200
Cost of share-based payment arrangements		176			176					176
Cancellation of shares	[5]	2	3,717		(3,984)				269	2
Other movements		(81)			(69)	1	0			(68)	(13)
Equity end of period at Dec. 31, 2018		194,249	23,789	22,367	138,191	(1,532)	(206)	(26,133)	29,777	186,253	7,996
Profit for the period		9,937			9,216					9,216	721
Other comprehensive expense for the period, net of tax		327			(1,297)	1,202	237	92		234	93
– debt instruments at fair value through other comprehensive income		1,015				1,001				1,001	14
– equity instruments designated at fair value through other comprehensive income		268				201				201	67
– cash flow hedges		239					237			237	2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,445)			(1,445)					(1,445)
– remeasurement of defined benefit asset/liability		(45)			(38)					(38)	(7)
– share of other comprehensive income of associates and joint ventures		73			73					73
– effects of hyperinflation		113			113					113
– exchange differences		109						92		92	17
Total comprehensive income for the period		10,264			7,919	1,202	237	92		9,450	814
Shares issued under employee remuneration and share plans		15	490		(475)					15
Shares issued in lieu of dividends and amounts arising thereon		1,160			1,160					1,160
Dividends to shareholders	[6]	(5,431)			(4,915)					(4,915)	(516)
Cost of share-based payment arrangements		255			255					255
Other movements		362			458	0			0	458	(96)
Equity end of period at Jun. 30, 2019		$ 200,874	$ 24,279	$ 22,367	$ 142,593	$ (330)	$ 31	$ (26,041)	$ 29,777	$ 192,676	$ 8,198

[1]	3During 1H18, HSBC Holdings issued $4,150m of perpetual subordinated contingent convertible capital securities, on which there were $8m of external issuance costs, $34m of intra-Group issuance costs and $8m of tax benefits. During 2H18 HSBC Holdings issued £1,000m and SGD750m of perpetual subordinated contingent convertible capital securities, on which there were $52m of external issuance costs, $15m of intra-Group issuance costs and $3m of tax benefits. Under IFRSs these issuance costs and tax benefits are classified as equity.
[2]	4During 1H18, HSBC Holdings redeemed its $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs. Under IFRSs external issuance costs are classified as equity.
[3]	5For further details refer to Note 32 in the Annual Report and Accounts 2018. Relates to the $2,000m share buy-back announced in May 2018.
[4]	6 Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. A part reversal of this impairment results in a transfer from retained earnings back to the merger reserve of $2,200m.
[5]	7This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings have been reduced by $3,000m, called up capital and share premium increased by $2,836m and other reserves increased by $164m. The remaining balance relates to the May 2018 share buy-back which completed in August 2018.
[6]	8At 30 June 2019, HSBC changed its accounting practice on the recognition of interim dividends to recognise them on the date of payment rather than the date of declaration, in line with generally accepted accounting practice. Prior periods have not been restated as all the relevant amounts are clearly disclosed, and the impact of the change in practice is not considered material.